Stockholders’ Deficit (Details) - USD ($)			3 Months Ended	9 Months Ended		12 Months Ended
	Feb. 12, 2024	Dec. 29, 2023	Mar. 31, 2024	Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Stockholders Deficit [Line Items]
Preferred stock, shares authorized				1,000,000		1,000,000		1,000,000
Preferred stock par value (in Dollars per share)				$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares authorized				50,000,000	[1]	50,000,000	[1],[2]	50,000,000	[2]
Common stock, par value (in Dollars per share)				$ 0.0001	[1]	$ 0.0001	[1],[2]	$ 0.0001	[2]
Common stock, shares issued				1,967,000	[1]	1,999,200	[1],[2]	1,932,000	[2]
Common stock, shares outstanding				1,967,000	[1]	1,999,200	[1],[2]	1,932,000	[2]
Common stock subject to possible redemption				6,900,000		6,900,000
Common stock subject to forfeiture						32,200
Period ending on anniversary				180 days		180 days
Number of shares issued per unit				5		1
Representative Shares						35,000
Effective date, term						180 days
Price of per warrant (in Dollars per share)				$ 0.01		$ 0.01
Threshold period for not to after completion of initial business combination				30 days
Common stock subject to forfeiture (in Dollars)
Public warrants exercisable term from the closing of the initial public offering				12 months
Public Warrants [Member]
Stockholders Deficit [Line Items]
Public warrants expiration term				5 years		5 years
Price of per warrant (in Dollars per share)						$ 0.01
Minimum threshold written notice period for redemption of public warrants				30 days		30 days
Exceeds per share (in Dollars per share)				$ 18		$ 18
Threshold trading days for redemption of public warrants				20 days		20 days
Threshold consecutive trading days for redemption of public warrants				30 days		30 days
Redemption period, term				30 days		30 days
Threshold period for not to after completion of initial business combination				30 days		30 days
Sale of warrants outstanding						6,900,000
Warrant outstanding				6,900,000
Private Warrants [Member]
Stockholders Deficit [Line Items]
Sale of warrants outstanding						2,457,000
Warrant outstanding						2,457,000
Rights [Member]
Stockholders Deficit [Line Items]
Number of shares issued per unit				1
Public warrants expiration term				5 years
Minimum threshold written notice period for redemption of public warrants				30 days
Exceeds per share (in Dollars per share)				$ 0.01
Sale of warrants outstanding				1,380,000
Common Stock [Member]
Stockholders Deficit [Line Items]
Common stock, shares issued				1,967,000		1,999,200		1,932,000
Common stock, shares outstanding				1,967,000		1,999,200		1,932,000
Common stock subject to possible redemption						10
Number of shares issued per unit				1		1
Representative Shares						32,200
Common stock subject to forfeiture (in Dollars)			$ (3,000,000)
Founder shares were forfeited			(32,200)
Founder Shares [Member] | Common Stock [Member]
Stockholders Deficit [Line Items]
Founder shares	1,932,000
Common Stock [Member]
Stockholders Deficit [Line Items]
Representative Shares				9,357,000
Common Stock [Member] | Sponsor [Member]
Stockholders Deficit [Line Items]
Founder shares were forfeited	32,200
IPO [Member]
Stockholders Deficit [Line Items]
Representative Shares						915,000
Effective date, term						180 days
Number of units issed		6,900,000		6,900,000		6,900,000
Founder shares				35,000
IPO [Member] | Rights [Member]
Stockholders Deficit [Line Items]
Price of per warrant (in Dollars per share)				$ 11.5
IPO [Member] | Representative Shares [Member]
Stockholders Deficit [Line Items]
Effective date, term						180 days
Over-Allotment Option [Member]
Stockholders Deficit [Line Items]
Representative Shares		800,000
Number of units issed	115,000	800,000		800,000		800,000
Over-Allotment Option [Member] | Common Stock [Member]
Stockholders Deficit [Line Items]
Common stock subject to forfeiture (in Dollars)				$ 32,200

[1]	At December 31, 2023, includes an aggregate of 32,200 Founder Shares subject to forfeiture by the initial stockholder to the extent that the underwriters’ over-allotment option is not exercised in full. On February 12, 2024, the remainder of the over-allotment option to purchase 115,000 Units expired and 32,200 Founder Shares were forfeited, resulting in the Sponsor holding an aggregate of 1,932,000 Founder Shares (Note 6).
[2]	Includes an aggregate of 32,200 and 256,200 shares of common stock subject to forfeiture, at December 31, 2023 and 2022, respectively, by the initial stockholder to the extent that the underwriters’ over-allotment option is not exercised in full (Note 6).